DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2015
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
Summary of carrying values and estimated fair values

	Level in	2015		2014
	Fair Value		Estimated		Estimated
	Measurement	Carrying	Fair	Carrying	Fair
	Hierarchy	Value	Value	Value	Value
		(In thousands)
ASSETS:
Cash and cash equivalents	Level 1	$79,784	$79,784	$81,549	$81,549
Debt and mortgage-backed securities - AFS	Level 2	5,327	5,327	13,080	13,080
Capital stock of Federal Home Loan Bank and Federal Reserve Bank	Level 2	11,156	11,156	8,268	8,268
Debt and mortgage-backed securities - HTM	Level 2	42,201	42,320	28,352	28,496
Loans held for sale	Level 2	112,651	112,651	58,139	59,800
Loans receivable	Level 3	1,188,369	1,205,987	1,110,861	1,116,363
Accrued interest receivable	Level 1	3,151	3,151	2,970	2,970
Derivative financial assets	Level 2	2,267	2,267	331	331

LIABILITIES:
Deposit transaction accounts	Level 2	702,135	702,135	659,412	659,412
Certificates of deposit	Level 2	435,670	436,923	362,241	362,858
Borrowed money	Level 2	219,854	220,480	210,940	212,030
Subordinated debentures	Level 2	19,589	19,583	19,589	19,583
Accrued interest payable	Level 2	489	489	355	355
Deriative financial liabilities	Level 2	4,188	4,188	331	331